UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008


[USAA
EAGLE
LOGO (R)]


                          USAA AGGRESSIVE GROWTH Fund

                      3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2008

                                                                      (FORM N-Q)

48492-0608                                   (C)2008, USAA. All rights reserved.

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                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES   SECURITY                                                  (000)
 -------------------------------------------------------------------------------
               COMMON STOCKS (94.9%)

               CONSUMER DISCRETIONARY (15.5%)
               ------------------------------
               CASINOS & GAMING (5.3%)
      389,984  Las Vegas Sands Corp.  *                           $       29,725
      319,511  MGM Mirage  *                                              16,343
      208,003  Wynn Resorts Ltd.  (a)                                     21,911
                                                                 ---------------
                                                                          67,979
                                                                 ---------------
               HOME IMPROVEMENT RETAIL (1.7%)
      878,484  Lowe's Companies, Inc.                                     22,129
                                                                 ---------------
               RESTAURANTS (8.5%)
    1,110,964  McDonald's Corp.                                           66,191
      130,165  Starbucks Corp.  *                                          2,112
      982,268  Yum! Brands, Inc.                                          39,959
                                                                 ---------------
                                                                         108,262
                                                                 ---------------
               Total Consumer Discretionary                              198,370
                                                                 ---------------

               CONSUMER STAPLES (5.3%)
               -----------------------
               BREWERS (1.7%)
      726,033  Heineken NV ADR                                            21,073
                                                                 ---------------
               DRUG RETAIL (2.2%)
      708,097  CVS Caremark Corp.                                         28,586
                                                                 ---------------
               HYPERMARKETS & SUPER CENTERS (0.8%)
      136,999  Costco Wholesale Corp.                                      9,761
                                                                 ---------------
               SOFT DRINKS (0.6%)
      130,847  Coca-Cola Co.                                               7,703
                                                                 ---------------
               Total Consumer Staples                                     67,123
                                                                 ---------------

               ENERGY (11.3%)
               --------------
               INTEGRATED OIL & GAS (3.1%)
      321,428  Petroleo Brasileiro S.A. ADR                               39,028
                                                                 ---------------
               OIL & GAS DRILLING (3.0%)
      261,932  Transocean, Inc.  *                                        38,624
                                                                 ---------------
               OIL & GAS EQUIPMENT & SERVICES (4.3%)
       71,238  Cameron International Corp.  *                              3,507
      435,957  Schlumberger Ltd.                                          43,836
       96,882  Weatherford International Ltd.  *                           7,815
                                                                 ---------------
                                                                          55,158
                                                                 ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
      182,186  XTO Energy, Inc.                                           11,270
                                                                 ---------------
               Total Energy                                              144,080
                                                                 ---------------
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                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
               FINANCIALS (14.4%)
               ------------------
               DIVERSIFIED BANKS (5.6%)
   54,964,000  Industrial and Commercial Bank of China
               Ltd. "H"  (b)                                      $       43,579
      938,216  Wells Fargo & Co.                                          27,912
                                                                 ---------------
                                                                          71,491
                                                                 ---------------
               INVESTMENT BANKING & BROKERAGE (4.8%)
      255,436  Goldman Sachs Group, Inc.                                  48,883
       10,974  Lehman Brothers Holdings, Inc.                             13,361
                                                                 ---------------
                                                                          62,244
                                                                 ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
      802,723  JPMorgan Chase & Co.                                       38,250
                                                                 ---------------
               THRIFTS & MORTGAGE FINANCE (1.0%)
    1,019,447  Washington Mutual, Inc.  (a)                               12,529
                                                                 ---------------
               Total Financials                                          184,514
                                                                 ---------------

               HEALTH CARE (6.2%)
               ------------------
               BIOTECHNOLOGY (3.5%)
      338,181  Amylin Pharmaceuticals, Inc.  *(a)                          9,327
      516,764  Genentech, Inc.  *                                         35,244
                                                                 ---------------
                                                                          44,571
                                                                 ---------------
               MANAGED HEALTH CARE (2.7%)
    1,051,647  UnitedHealth Group, Inc.                                   34,315
                                                                 ---------------
               Total Health Care                                          78,886
                                                                 ---------------

               INDUSTRIALS (13.6%)
               -------------------
               AEROSPACE & DEFENSE (7.5%)
      475,480  General Dynamics Corp.                                     42,993
      442,677  Lockheed Martin Corp.                                      46,941
       49,164  Precision Castparts Corp.                                   5,780
                                                                 ---------------
                                                                          95,714
                                                                 ---------------
               HEAVY ELECTRICAL EQUIPMENT (0.4%)
       47,300  Vestas Wind Systems A/S  *(b)                               5,172
                                                                 ---------------
               INDUSTRIAL CONGLOMERATES (0.6%)
      144,447  McDermott International, Inc.  *                            7,740
                                                                 ---------------
               RAILROADS (5.1%)
      132,683  CSX Corp.                                                   8,353
      164,592  Norfolk Southern Corp.                                      9,806
      321,367  Union Pacific Corp.                                        46,659
                                                                 ---------------
                                                                          64,818
                                                                 ---------------
               Total Industrials                                         173,444
                                                                 ---------------
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                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 -------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (11.8%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (0.9%)
      251,758  QUALCOMM, Inc.                                    $        10,874
                                                                 ---------------
               COMPUTER HARDWARE (2.5%)
      183,048  Apple, Inc.  *                                             31,841
                                                                 ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (5.1%)
      206,626  MasterCard, Inc. "A"  (a)                                  57,475
       95,603  Visa, Inc.  *                                               7,978
                                                                 ---------------
                                                                          65,453
                                                                 ---------------
               INTERNET SOFTWARE & SERVICES (3.3%)
       73,935  Google, Inc. "A"  *                                        42,460
                                                                 ---------------
               Total Information Technology                              150,628
                                                                 ---------------

               MATERIALS (7.8%)
               ----------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (4.7%)
      374,301  Monsanto Co.                                               42,678
       91,937  Potash Corp. of Saskatchewan, Inc.                         16,912
                                                                 ---------------
                                                                          59,590
                                                                 ---------------
               INDUSTRIAL GASES (3.1%)
      135,636  Air Products & Chemicals, Inc.                             13,350
      293,141  Praxair, Inc.                                              26,767
                                                                 ---------------
                                                                          40,117
                                                                 ---------------
               Total Materials                                            99,707
                                                                 ---------------

               TELECOMMUNICATION SERVICES (8.7%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
      874,170  AT&T, Inc.                                                 33,839
                                                                 ---------------
               WIRELESS TELECOMMUNICATION SERVICES (6.1%)
      588,894  America Movil S.A.B. de C.V. ADR "L"                       34,132
    2,543,500  China Mobile Ltd.  (b)                                     43,856
                                                                 ---------------
                                                                          77,988
                                                                 ---------------
               Total Telecommunication Services                          111,827
                                                                 ---------------

               UTILITIES (0.3%)
               ----------------
               GAS UTILITIES (0.3%)
       60,901  Equitable Resources, Inc.                                   4,042
                                                                 ---------------
               Total Common Stocks (cost: $946,898)                    1,212,621
                                                                 ---------------


               MONEY MARKET INSTRUMENTS (6.9%)

               MONEY MARKET FUNDS (5.6%)
   35,995,605  SSgA Money Market Fund, 2.52% (c)                          35,996
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                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------

   35,730,211  SSgA Prime Money Market Fund, 2.94% (c)           $        35,730
                                                                 ---------------
               Total Money Market Funds                                   71,726
                                                                 ---------------

    PRINCIPAL
       AMOUNT
        (000)
 -------------

               REPURCHASE AGREEMENTS (1.3%)
$      16,071  State Street Bank & Trust Co., 0.68%, acquired
                   on 4/30/2008 and due 5/01/2008 at $16,071
                   (collateralized by $16,580 of U.S. Treasury,
                   1.80%, due 6/12/2008; market value $16,553)            16,071
                                                                 ---------------
               Total Money Market Instruments
               (cost: $87,797)                                            87,797
                                                                 ---------------

       NUMBER
    OF SHARES
 -------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (6.8%)

               MONEY MARKET FUNDS (0.3%)
      229,806  AIM Short-Term Investment Co. Liquid Assets
                   Portfolio, 2.82%(c)                                       230
    4,020,672  Merrill Lynch Premier Institutional Fund, 3.00%(c)          4,020
                                                                 ---------------
               Total Money Market Funds                                    4,250
                                                                 ---------------

    PRINCIPAL
       AMOUNT
        (000)
 -------------

               COMMERCIAL PAPER (4.0%)
$      18,000  Park Avenue Receivables(e), 2.54%(d), 5/01/2008            18,000
       18,000  Ranger Funding Co., LLC(e),(f), 2.39%(d), 5/01/2008        18,000
       15,000  Yorktown Capital, LLC(e),(f), 2.39%(d), 5/01/2008          15,000
                                                                 ---------------
               Total Commercial Paper                                     51,000
                                                                 ---------------

               REPURCHASE AGREEMENTS (2.5%)
       12,000  Credit Suisse First Boston, LLC, 1.98%, acquired
                   on 4/30/2008 and due 5/01/2008 at $12,000
                   (collateralized by $12,335 of Freddie
                   Mac(g), 2.03%(d), due 9/10/2008; market
                   value $12,241)                                         12,000
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    PRINCIPAL                                                             MARKET
       AMOUNT                                                              VALUE
        (000)  SECURITY                                                    (000)
--------------------------------------------------------------------------------
$      20,000  Deutsche Bank Securities, Inc., 1.97%, acquired
                   on 4/30/2008 and due 5/01/2008 at $20,000
                   (collateralized by $760 of Federal Home Loan
                   Bank(g), 5.65%, due 8/13/2018; $3,732 of
                   Freddie Mac(g), 4.50%, due 7/15/2013; $15,483
                   of Fannie Mae(g), 4.13%, due 4/15/2014;
                   combined market value $20,400)                $        20,000
                                                                 ---------------
               Total Repurchase Agreements                                32,000
                                                                 ---------------
               Total Short-term Investments Purchased With
               Cash Collateral From Securities Loaned
               (cost: $87,250)                                            87,250
                                                                 ---------------


               TOTAL INVESTMENTS (COST: $1,121,945)              $     1,387,668
                                                                 ===============

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GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Aggressive Growth Fund (the Fund), which is classified as nondiversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.
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4.  Short-term  securities  with original or remaining  maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE  AGREEMENTS - The Fund may enter into  repurchase  agreements with
commercial  banks  or  recognized   security   dealers.   These  agreements  are
collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that
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maintains  separate  accounts  for both the  Fund  and its  counterparty,  until
maturity  of  the  repurchase   agreement.   The  Fund's  Manager  monitors  the
creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2008, was approximately $84,827,000.

D. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $281,168,000 and $15,445,000, respectively, resulting in net unrealized appreciation of $265,723,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,278,113,000 at April 30, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 16.6% of net assets at April 30, 2008.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)  The security or a portion thereof was out on loan as of April 30, 2008.
(b) Security was fair valued at April 30, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Rate represents the money market fund annualized seven-day yield at April 30, 2008.
(d) Zero-coupon security. Rate represents the effective yield at the date of purchase.
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(e)  Restricted  security that is not  registered  under the  Securities  Act of
     1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(f) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(g) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
*    Non-income-producing security for the 12 months preceding April 30, 2008.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.